Other Liabilities - Summary of Other Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Liabilities [abstract]
Payables due to policyholders	€ 1,172	€ 1,184
Payables due to brokers and agents	373	385
Payables out of reinsurance	1,327	3,010
Social security and taxes payable	108	125
Income tax payable	2
Investment creditors	1,195	1,228
Cash collateral on derivative transactions	3,396	2,335
Cash collateral on securities lended	2,480	3,277
Cash collateral-other	49	43
Repurchase agreements	322	1,373
Commercial paper	82	72
Bank overdrafts		2	€ 1
Other creditors	2,947	2,174
At December 31	13,454	15,208
Current	13,309	14,992
Non-current	€ 146	€ 216